Cover Page Document	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	W. P. Carey Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13779
Entity Tax Identification Number	45-4549771
Entity Address, Street Address	One Manhattan West, 395 9th Avenue, 58th Floor
Entity Address, City	New York,
Entity Address, State	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	492-1100
Title of each class	Common Stock, $0.001 Par Value
Trading Symbol(s)	WPC
Name of each exchange on which registered	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001025378
Amendment Flag	false